UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Annual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Tax-Free Bond Fund	10.02%	4.06%	5.34%

A From April 10, 2001.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity® Tax-Free Bond Fund on April 10, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 3+ Year Non-AMT Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its strongest one-year returns in decades during the 12 months ending January 31, 2010, driven largely by improving supply and demand factors. Munis began the period under some pressure due to heavy selling by investors who sought the safety of U.S. Treasuries, as well as in response to the credit downgrades of bond insurers and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April 2009, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 9.49%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 8.51%.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Tax-Free Bond Fund: For the year, the fund returned 10.02% and the Barclays Capital 3+ Year Non-AMT Municipal Bond Index returned 9.95%. An overweighting in health care bonds was one of the main contributors to the fund's outperformance. These securities rallied during the period as bargain-hunting investors gravitated toward higher-yielding securities. The fund's heavier emphasis on mid- and lower-quality investment-grade bonds relative to the index also worked in our favor. Investors increasingly sought these higher-yielding securities when the global financial markets stabilized and world economies began to recover. In contrast, the fund's overweighting in high-coupon callable bonds - those that carry interest rates above prevailing rates and feature a call option allowing the issuer to redeem them before maturity - detracted from performance. They lagged the overall muni market due to slack demand. The way in which we allocated investments across bonds of various maturities also was a modest detractor. Specifically, a somewhat overweighted positioning in short- and long-term bonds and a simultaneous underweighting in intermediate securities were detrimental because intermediate-term bonds generally outpaced longer-term issues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Actual	.25%	$ 1,000.00	$ 1,050.20	$ 1.29
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ 1.28

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.3	15.4
Texas	13.2	12.4
New York	12.2	13.0
Illinois	9.0	8.7
Florida	6.1	5.6
Top Five Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	36.0
Health Care	18.9	18.9
Water & Sewer	8.9	9.0
Electric Utilities	7.5	7.9
Special Tax	7.4	7.4
Weighted Average Maturity as of January 31, 2010
		6 months ago
Years	8.5	10.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	8.2	8.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2010	As of July 31, 2009
AAA 7.8%	AAA 8.6%
AA,A 74.3%	AA,A 72.2%
BBB 12.2%	BBB 14.1%
BB and Below 0.0%	BB and Below 0.3%
CCC 0.2%	CCC 0.0%
Not Rated 1.2%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Alabama - 0.6%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,863,975
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	868,008
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,730
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,035,830
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,077,040
		11,926,583
Arizona - 3.2%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,265,208
Series 2010 A, 5.25% 10/1/23 (FSA Insured)	5,000,000	5,323,150
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,030,570
Series 2007 B, 0.9779% 1/1/37 (d)	1,000,000	651,240
Series 2008 A, 5% 1/1/14	1,220,000	1,315,465
Series 2008 D, 5.5% 1/1/38	3,400,000	3,441,106
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,500,250
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,038,640
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	3,057,673
7% 7/1/33	2,000,000	2,175,880
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,083,240
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,157,220
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,633,225
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,087,320
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,054,870
5% 7/1/17	1,755,000	1,840,135
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A: - continued
5% 7/1/18	$ 1,695,000	$ 1,766,275
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,101,430
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,225,850
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,392,120
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,328,459
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,078,180
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,092,010
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,437,475
5.5% 12/1/29	2,100,000	2,018,982
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,049,650
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,107,070
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,328,587
		57,581,280
Arkansas - 0.6%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,374,545
Univ. of Arkansas Univ. Revs. (Fayetteville Campus Proj.) Series 2006, 5% 11/1/36 (AMBAC Insured)	10,000,000	10,305,000
		11,679,545
California - 15.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,113,420
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,178,548
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15	$ 600,000	$ 656,742
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,673,190
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/13	1,000,000	1,112,930
5.25% 7/1/14	525,000	592,898
Series 2009 A:
5% 7/1/15	2,240,000	2,454,794
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	1,560,000	1,808,102
5% 7/1/22	1,500,000	1,571,070
5.25% 7/1/13 (Escrowed to Maturity) (e)	680,000	778,403
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	801,310
5.25% 7/1/14	925,000	1,044,630
Series A, 5% 7/1/18	2,400,000	2,618,232
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,228
5% 2/1/11	40,000	41,620
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	85,388
5% 9/1/12	1,000,000	1,083,400
5% 10/1/12	4,400,000	4,777,300
5% 8/1/20	2,745,000	2,828,228
5% 11/1/21	2,430,000	2,471,261
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,118,282
5% 12/1/22	7,810,000	7,940,974
5% 11/1/24	3,000,000	3,005,490
5% 3/1/26	1,000,000	982,620
5% 6/1/26	1,085,000	1,065,926
5% 6/1/27 (AMBAC Insured)	500,000	484,750
5% 9/1/27	1,200,000	1,163,112
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	462,650
5% 3/1/31	1,700,000	1,572,721
5% 9/1/31	1,200,000	1,109,340
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	559,212
5% 9/1/32	1,400,000	1,279,418
5% 8/1/33	1,100,000	996,523
5% 9/1/33	2,900,000	2,627,110
5% 8/1/35 (Assured Guaranty Corp. Insured)	1,850,000	1,775,371
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/35	$ 1,700,000	$ 1,517,437
5.125% 11/1/24	400,000	402,064
5.25% 2/1/16	500,000	535,340
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	399,108
5.25% 2/1/28	500,000	493,700
5.25% 2/1/33	1,200,000	1,137,156
5.25% 12/1/33	35,000	33,132
5.25% 3/1/38	9,400,000	8,674,978
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	131,125
5.5% 8/1/27	3,200,000	3,249,856
5.5% 8/1/29	4,300,000	4,308,643
5.5% 4/1/30	5,000	5,003
5.5% 11/1/33	2,200,000	2,154,130
6% 4/1/38	2,500,000	2,533,150
6% 11/1/39	11,280,000	11,436,566
6.5% 4/1/33	5,000,000	5,351,900
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,237,218
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	2,200,000	2,232,582
Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,893,618
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	949,910
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,439,294
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36 (c)	1,500,000	1,458,330
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	5,000,000	5,060,150
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,092,960
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	974,320
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,658,005
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,178,980
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projects) Series 2009 I, 6.375% 11/1/34	$ 1,400,000	$ 1,422,666
(Various Cap. Projs.):
Series 2009 G1, 5.75% 10/1/30	835,000	812,313
Series 2009 I, 6.125% 11/1/29	500,000	507,450
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	982,800
Series 2005 H, 5% 6/1/18	1,000,000	1,010,170
Series 2005 K, 5% 11/1/16	1,300,000	1,352,507
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,641,721
5.75% 11/1/27	5,600,000	6,075,664
6% 11/1/40	5,400,000	5,741,928
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	1,038,420
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,212,200
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	7,600,000	8,128,352
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	847,322
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,014,965
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,958,956
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	171,088
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	199,690
5.75% 1/15/40	300,000	282,099
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,175,120
Series 2005 A:
5% 6/1/45	4,200,000	3,482,808
5% 6/1/45	1,000,000	829,240
Series 2007 A1, 5% 6/1/33	400,000	311,680
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	$ 3,100,000	$ 3,464,064
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,563,231
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	10,946,400
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,210
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,272,312
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,165,385
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	10,999,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (c)	1,000,000	974,890
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,472,880
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,242,879
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	792,160
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,025,110
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (d)	4,100,000	4,190,610
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,685,010
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,356,651
5% 5/1/24	1,510,000	1,582,782
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,065,510
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,161,569
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,011,170
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,281,490
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	310,375
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	$ 4,500,000	$ 3,862,395
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	700,000	782,019
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	980,550
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,095,400
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,946,075
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,378,333
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,855,431
San Mateo County Cmnty. College District Series 2006 B, 5% 9/1/38	4,400,000	4,409,592
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,012,731
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,400,600
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	581,700
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	655,707
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	722,365
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,493,971
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,580
Series 2009 O:
5.75% 5/15/30	5,700,000	6,433,818
5.75% 5/15/34	3,060,000	3,389,042
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	555,769
Series 2009 A:
5.125% 7/1/17	200,000	207,796
5.25% 7/1/18	175,000	181,617
5.5% 7/1/19	390,000	407,456
6% 7/1/29	1,000,000	1,021,560
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,200,000	$ 1,270,968
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	466,220
		279,869,390
Colorado - 1.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,414,361
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,752,240
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,830
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	2,701,755
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,007,760
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,519,458
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	693,464
5.3% 7/1/37	300,000	221,481
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,222,660
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,742,022
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,500,000	892,830
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,011,490
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,223,749
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	743,750
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	$ 2,275,000	$ 2,227,407
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,408,188
		23,830,445
District Of Columbia - 1.0%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,650,308
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	949,690
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,240,000
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,698
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,624,275
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,998,262
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,552,013
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	919,212
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,474,100
		18,610,558
Florida - 5.9%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,007,960
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,529,000
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,076,520
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,597,770
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	515,690
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,045,192
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	$ 100,000	$ 102,822
Series 2008 A, 5.375% 7/1/26	5,675,000	6,259,412
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,127,460
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	3,005,000	2,722,530
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,098,339
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,554,330
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	351,128
5.125% 11/15/16	495,000	525,819
Series 2005 B:
5% 11/15/30	970,000	924,138
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	149,661
Series 2005 C, 5% 11/15/31	1,305,000	1,235,313
Series 2006 G:
5% 11/15/16	95,000	101,813
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,752
5.125% 11/15/18	965,000	1,019,484
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	40,533
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,248,450
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,730,783
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,500,000	1,648,380
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,040,060
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,718,360
Series 2009 B:
5% 10/1/18	1,600,000	1,672,544
5% 10/1/19	6,005,000	6,251,445
Miami-Dade County Aviation Rev. Series 2010 A, 5.5% 10/1/41	1,500,000	1,505,880
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	$ 1,400,000	$ 1,459,500
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,037,920
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,537,545
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,545,580
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,309,952
5.75% 10/1/43	1,000,000	1,027,360
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,530,825
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,231,416
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	6,000,000	6,296,400
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,003,100
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,797,002
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,370,909
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,438,413
5% 7/1/17	4,385,000	4,810,959
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	219,314
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,399,771
		107,822,534
Georgia - 2.4%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,000,000	6,249,780
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	$ 2,000,000	$ 2,064,600
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	1,280,000	1,299,878
Series 2009 A, 6.25% 11/1/39	12,700,000	13,351,129
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,078,718
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,216,050
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,561,157
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	1,864,920
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	3,700,000	3,928,364
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,505,680
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	991,516
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,004,360
		44,116,152
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,062,906
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,067,930
		8,130,836
Illinois - 9.0%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	705,403
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,376,317
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	7,629,866
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,049,100
5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	133,397
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5% 1/1/34 (FSA Insured)	$ 1,830,000	$ 1,873,609
5.25% 1/1/29 (FSA Insured)	210,000	219,952
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,140,272
Series 2007 A, 5% 1/1/37	10,000,000	10,311,700
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,021,760
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,336,644
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,289,448
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,069,460
5% 6/1/21	1,000,000	1,047,000
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,000,000	2,104,360
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	525,535
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	319,926
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,810
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,411,665
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,503,768
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,144,440
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,600,000	3,152,912
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,960
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,343,264
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,202,575
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,937,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,440,000	$ 1,530,533
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,135,679
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,872,203
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,057,685
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,011,262
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,875,684
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,015,758
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,445,889
Series 2009 D, 6.625% 11/1/39	2,300,000	2,445,889
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,606,295
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,621,170
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,105,793
Illinois Gen. Oblig.:
Series 2000:
5.5% 4/1/17	400,000	402,500
5.5% 4/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,390
5.6% 4/1/21	400,000	402,300
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,590,405
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,990
Series 2004 A, 5% 3/1/34	7,200,000	7,239,240
Series 2006, 5.5% 1/1/31	1,000,000	1,102,910
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,208,276
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	965,540
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,788,317
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35	1,600,000	1,590,960
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Muni. Elec. Agcy. Pwr. Supply Series A: - continued
5.25% 2/1/20	$ 3,360,000	$ 3,571,915
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	300,000	305,145
Series 2001, 5.5% 6/15/15	1,200,000	1,272,960
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,042,090
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	710,083
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,462,017
0% 11/1/20 (FSA Insured)	3,850,000	2,354,391
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,943,143
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	722,820
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,076,058
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	260,000	214,752
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	650,488
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,080,380
Lake County Forest Preservation District Series 2007 A, 0.52% 12/15/13 (d)	905,000	870,402
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,085,630
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,123,790
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	757,980
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,463,266
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,250,000	4,235,805
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
Series A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,155,000	$ 2,316,496
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,043,146
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,935,739
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,326,112
Series 2009 A, 5.75% 4/1/38	4,870,000	5,318,771
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	833,571
0% 11/1/23	2,170,000	1,041,882
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	9,600,000	6,180,864
Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	953,733
0% 11/1/16 (FSA Insured)	1,600,000	1,230,624
0% 11/1/18 (FSA Insured)	5,030,000	3,431,919
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	2,880,000	2,403,130
		165,129,073
Indiana - 2.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,282,014
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,066,510
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,620,358
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,715,619
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,680
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,641,787
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,724,463
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	$ 5,000,000	$ 5,139,350
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,609,440
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,541,840
Series A5, 5%, tender 8/1/13 (d)	6,200,000	6,657,498
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	752,410
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,780
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,110,324
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,130
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,816,374
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,131,970
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,311,878
5% 7/1/35	1,000,000	1,035,650
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	513,250
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,520
		44,634,845
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	2,000,000	2,117,160
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,685,000	2,828,835
		4,945,995
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/29	$ 1,400,000	$ 1,374,030
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	711,653
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	557,544
5.25% 7/1/15	200,000	215,578
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,027,360
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	395,892
5% 11/15/17	1,000,000	1,073,170
		5,355,227
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,329,220
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,196,650
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	600,000	621,246
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	514,420
		9,661,536
Louisiana - 0.5%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	610,271
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/18 (CIFG North America Insured)	900,000	903,276
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,535,895
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,991,900
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,017,490
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	826,147
		9,884,979
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 1,800,000	$ 1,962,612
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,811,900
Series 2004, 5.25% 7/1/30	1,000,000	1,034,920
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,460,116
		7,269,548
Maryland - 0.7%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	923,730
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,535,086
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5% 7/1/17	1,600,000	1,705,920
Series 2010, 5.125% 7/1/39	1,400,000	1,375,920
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	880,000	957,528
6% 1/1/38	4,200,000	4,437,720
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,093,675
		12,029,579
Massachusetts - 2.0%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,036,440
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,250,601
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,263,141
Series 2007 A, 0.758% 5/1/37 (d)	2,000,000	1,453,720
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	933,470
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (d)	5,000,000	5,164,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,255,990
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/24	$ 5,000,000	$ 5,405,600
5% 8/15/30	2,500,000	2,622,950
Series 2007 A:
4.5% 8/15/35	1,600,000	1,564,320
5% 8/15/22 (AMBAC Insured)	2,890,000	3,176,861
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200,000	6,961,968
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,223,661
		36,313,022
Michigan - 3.6%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,501,598
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,675,904
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,410,120
Series 2006, 5% 7/1/36	2,300,000	2,104,845
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	1,951,782
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,070
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,695,248
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,596,435
7% 7/1/36 (FSA Insured)	1,400,000	1,583,358
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,564,594
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,471,920
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,208,482
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,310,472
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	814,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	$ 1,355,000	$ 1,467,086
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,900,101
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	1,940,060
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,474,317
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,828,895
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,070,470
Series 2009, 5% 10/1/26	4,165,000	4,640,643
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,445,203
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	861,000
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,920,099
5% 5/1/23 (FSA Insured)	5,275,000	5,657,385
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,063,332
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,684,100
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,279,988
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,976,864
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,073,730
		65,258,101
Minnesota - 1.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,720,187
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,812,492
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,149,450
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	990,650
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	$ 8,845,000	$ 9,523,500
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,111,490
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,232,560
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,417,410
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	913,630
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	640,752
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,029,287
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,299,835
Series 2009, 5.75% 7/1/39	5,590,000	5,542,653
		35,383,896
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,099,644
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,551,945
		2,651,589
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,055,124
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,088,720
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,167,800
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,060,510
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	526,520
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	518,510
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	$ 940,000	$ 953,517
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	791,285
		11,161,986
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.671% 12/1/17 (d)	1,000,000	852,580
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,052,554
Nebraska Pub. Pwr. District Rev. Series 2007 B, 5% 1/1/19 (FSA Insured)	5,000,000	5,544,250
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	401,227
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,025,980
		10,876,591
Nevada - 0.9%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,054,880
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	255,073
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,060,640
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,518,916
5.625% 7/1/32	10,730,000	11,621,770
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	536,165
		16,047,444
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,907,047
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,022,630
		3,929,677
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 600,000	$ 697,638
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	5,122,673
5% 6/15/14	5,000,000	5,527,000
5.125% 6/15/24	1,500,000	1,569,765
5.25% 6/15/28	1,000,000	1,031,280
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	619,578
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,040
5.25% 3/1/23	1,000,000	1,067,790
5.25% 3/1/25	800,000	849,672
5.25% 3/1/26	600,000	634,422
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,810,425
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,629,428
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	1,500,000	1,721,280
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	441,820
		24,795,811
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	1,000,000	981,840
New York - 12.2%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	600,000	652,362
5.75% 5/1/21	500,000	534,440
Series 2004:
5.75% 5/1/17	1,400,000	1,542,310
5.75% 5/1/24 (FSA Insured)	2,225,000	2,391,653
5.75% 5/1/26	525,000	560,716
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,420,335
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A: - continued
5% 2/15/47	$ 1,700,000	$ 1,609,713
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,030,540
New York City Gen. Oblig.:
Series 2003 J:
5.5% 6/1/19	575,000	620,368
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	225,000	258,215
Series 2005 F1, 5.25% 9/1/14	700,000	799,036
Series 2005 G:
5% 8/1/15	2,800,000	3,174,192
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,199,700
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,365,836
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,082,600
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	6,100,000	6,925,696
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,101,780
Series F-1, 5% 9/1/25	3,000,000	3,140,910
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,011,020
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	967,070
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	205,114
Series 2003 E, 5% 6/15/34	1,200,000	1,232,448
Series 2005 D:
5% 6/15/37	300,000	307,065
5% 6/15/38	2,500,000	2,556,475
Series 2006 C:
4.75% 6/15/33	1,420,000	1,429,230
4.75% 6/15/33	6,200,000	6,240,300
Series 2007 DD:
4.75% 6/15/35	2,285,000	2,294,757
4.75% 6/15/36	1,065,000	1,066,906
Series 2009 A, 5.75% 6/15/40	5,400,000	5,972,994
Series 2009 EE, 5.25% 6/15/40	2,900,000	3,069,128
Series FF 2, 5.5% 6/15/40	4,800,000	5,209,152
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	$ 6,415,000	$ 7,166,197
6% 7/15/38	13,000,000	14,338,610
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,237,090
Series 2009 S4, 5.75% 1/15/39	2,500,000	2,693,700
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	18,567,676
6% 11/1/28 (b)	3,000,000	3,239,100
Series 2003 B, 5.25% 2/1/29 (b)	1,855,000	1,933,763
Series 2004 B, 5% 8/1/32	4,200,000	4,312,266
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,022,490
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,827,005
Series 2008 B, 5.75% 3/15/36	4,300,000	4,776,225
Series 2009 A, 5% 2/15/34	1,750,000	1,816,973
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,075,050
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	2,040,560
Series 2007 A, 5% 7/1/14	1,000,000	1,034,720
Series 2007 B, 5.25% 7/1/24	400,000	399,580
(State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,236,180
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	2,000,000	2,065,500
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,470
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,370,740
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,109,262
Series 2008 A, 5.25% 11/15/36	4,600,000	4,681,926
Series 2008 C, 6.5% 11/15/28	3,600,000	4,117,320
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,083,300
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,054,270
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/25	$ 4,000,000	$ 4,196,880
5% 1/1/26	2,500,000	2,609,400
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,181,860
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	855,000	928,103
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,509,992
5.5% 6/1/14	345,000	345,411
5.5% 6/1/15	1,900,000	1,927,740
5.5% 6/1/16	3,200,000	3,240,960
5.5% 6/1/17	9,200,000	9,554,200
Series 2003B 1C:
5.5% 6/1/14	300,000	300,357
5.5% 6/1/15	4,085,000	4,144,641
5.5% 6/1/17	6,650,000	6,906,025
5.5% 6/1/18	8,030,000	8,481,447
5.5% 6/1/19	1,100,000	1,169,201
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,060,320
5.5% 6/1/21	4,060,000	4,287,928
5.5% 6/1/22	1,100,000	1,158,927
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2008 C, 5% 11/15/38	6,000,000	6,175,740
		222,433,166
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,928,376
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21 (c)	1,000,000	1,062,530
5% 7/1/22 (c)	1,965,000	2,072,643
5% 7/1/23 (c)	2,075,000	2,172,712
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,187,789
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,288,560
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	$ 185,000	$ 187,618
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	600,000	622,686
Series 2009 B, 5% 1/1/26	3,200,000	3,294,944
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,044,560
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,022,330
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,605,840
		17,490,588
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,775,700
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,788,347
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,003,848
		7,567,895
Ohio - 1.4%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,874,605
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,639,600
Series A-2:
5.875% 6/1/47	2,700,000	2,071,629
6.5% 6/1/47	2,900,000	2,420,079
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,240,180
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,194,533
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,457,575
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,663,200
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	1,700,000	1,757,970
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,422,440
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	$ 35,000	$ 37,277
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,269,341
		26,048,429
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,410
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/39	1,400,000	1,461,908
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,153,600
5.5% 8/15/22	2,400,000	2,557,968
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,319,053
		8,570,939
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2009 A, 5.5% 7/15/35	1,000,000	1,019,900
Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,398,320
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,849,122
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	1,000,000	981,030
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	468,536
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,143,150
		13,860,058
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,611,320
Series B, 5% 6/15/15	2,000,000	2,166,920
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,027,850
5% 8/15/20	3,000,000	3,110,490
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	$ 1,200,000	$ 1,321,284
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,031,530
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,033,040
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	603,270
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	486,976
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	700,000	817,313
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,024,010
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	520,730
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	607,314
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,943,088
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,569,400
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,153,980
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	304,749
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,036,470
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,469,325
		24,839,059
Puerto Rico - 0.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,442,098
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,574,445
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,034,810
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	819,008
5.75%, tender 7/1/17 (d)	1,500,000	1,558,530
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Series N, 5.5% 7/1/22	$ 1,300,000	$ 1,313,312
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	352,944
		8,095,147
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,074,730
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,478,117
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2009 A, 5% 9/1/39	5,000,000	5,248,200
		7,801,047
South Carolina - 1.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,896,219
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,851,097
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,063,820
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,084,560
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,100,550
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,010,961
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	600,000	585,036
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,815,144
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,847,204
Series 2004 A, 5% 1/1/39	2,400,000	2,441,640
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,147,915
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,709,072
		21,553,218
Municipal Bonds - continued
	Principal Amount	Value
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.25% 11/1/29	$ 1,500,000	$ 1,526,205
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,044,930
5% 12/15/15	2,525,000	2,616,986
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,299,994
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,511,010
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,514,445
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,104,740
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,728,713
		13,820,818
Texas - 13.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,057,240
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,701,120
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,053,020
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,163,340
Austin Util. Sys. Rev. 0% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,970,000	7,953,741
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,049,690
5.25% 2/15/42	3,255,000	3,406,716
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,090,518
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,805,295
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,382,121
5.375% 5/1/19 (FSA Insured)	215,000	225,802
Birdville Independent School District 0% 2/15/11	3,665,000	3,626,664
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Boerne Independent School District Series 2004, 5.25% 2/1/35	$ 25,000	$ 25,696
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	1,100,000	1,197,504
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,082,180
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,767,244
Comal Independent School District:
Series 1996, 0% 2/1/16	2,235,000	1,860,816
Series 2007, 5% 2/1/36	5,000,000	5,145,950
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,390,093
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	528,405
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	454,495
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	7,900,000	8,087,546
5.25% 12/1/38	3,000,000	3,137,760
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A, 5% 11/1/22	1,500,000	1,577,850
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	585,765
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,126,090
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,043,570
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,121,340
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,055,950
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,550,000	2,699,073
Garland Independent School District:
Series 2001, 5.5% 2/15/19	5,000	5,008
5.5% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (e)	510,000	510,908
Granbury Independent School District 0% 8/1/19	1,000,000	700,790
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,000,000	1,007,560
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 1,892,140
Series 2008 B, 5.25% 8/15/47	9,500,000	9,829,935
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,347,852
Houston Independent School District:
Series 2005 A, 0% 2/15/16	2,800,000	2,316,048
Series A, 0% 8/15/11	6,400,000	6,283,648
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,235,315
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,448,314
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,305,532
Keller Independent School District (School Bldg. Proj.) Series 2009, 5.25% 2/15/24	2,385,000	2,635,783
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	641,784
Lewisville Independent School District 0% 8/15/18	1,025,000	760,407
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,047,580
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,562,835
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	599,136
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,762,935
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,326,100
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,408,730
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,353,729
Mansfield Independent School District 5.5% 2/15/17	15,000	15,979
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,115,320
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,244,880
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,224,017
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Forest Independent School District Series A, 5% 8/15/18	$ 2,125,000	$ 2,335,736
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,161,800
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,088,650
5% 6/1/25	2,100,000	2,270,562
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,028,160
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	984,840
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,145,700
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,074,760
6% 1/1/25	6,000,000	6,407,940
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,467,400
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,246,202
Series 2009 A, 6.25% 1/1/39	3,000,000	3,217,800
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (d)	3,100,000	3,153,940
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	792,540
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,044,753
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	420,916
Series 2007, 5.375% 8/15/33	2,400,000	2,570,856
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	203,166
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	836,968
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,933,518
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,264,150
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2008, 5% 2/1/22	$ 1,000,000	$ 1,103,810
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,805,000	3,905,072
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,449,344
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	62,689
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,913,274
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,027,710
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,838,850
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.):
Series 2000 B, ARS 0.15%, tender 2/5/10 (FSA Insured) (d)	400,000	380,000
Series 2010 A, 5% 12/1/33 (c)	2,400,000	2,367,672
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	2,430,000	2,429,854
Series 2008, 4.75% 4/1/37	11,285,000	11,250,129
0% 10/1/13	1,000,000	935,820
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	1,888,544
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	12,615
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	3,835,663
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,385,583
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,829,513
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,227,536
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	1,900,000	1,939,140
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,436,383
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,115,260
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Wtr. Dev. Board Rev.: - continued
Series B, 5.375% 7/15/16	$ 1,000,000	$ 1,001,870
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,111,200
Waller Independent School District 5.5% 2/15/33	5,100,000	5,562,570
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	10,200,000	10,547,922
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,202,521
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,160
		240,400,920
Utah - 0.4%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,273,731
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,289,007
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,888,869
		6,451,607
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	202,016
6.125% 12/1/27 (AMBAC Insured)	300,000	301,380
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,044,651
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,015,360
		5,563,407
Virginia - 0.6%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,733,560
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. (Sentara Healthcare Proj.) Series 2010, 5% 11/1/40	3,000,000	2,985,750
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	592,356
		10,311,666
Municipal Bonds - continued
	Principal Amount	Value
Washington - 3.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 446,304
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,212,300
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,170,533
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,131,340
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,400
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,364,492
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (e)	3,000,000	3,328,200
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,329,013
Series 2009, 5.25% 1/1/42	1,000,000	1,047,040
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	7,175,300
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (e)	500,000	522,595
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,707,097
Series B, 5% 7/1/28	1,000,000	1,054,160
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,181,850
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,587,440
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	3,106,320
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	5,098,750
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,581,195
Series 2010 A, 5.25% 8/15/20	2,325,000	2,438,716
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,809,063
Series 2006 D, 5.25% 10/1/33	2,000,000	2,044,120
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	$ 2,200,000	$ 2,254,538
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,322,136
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,078,570
		67,028,472
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,325,701
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,015,280
		2,340,981
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	674,010
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	637,434
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,142,510
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	505,800
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,135,960
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	925,750
Series B, 6% 2/15/25	1,000,000	1,005,090
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	794,480
		7,821,034
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,600,000	$ 1,680,848
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,585,000	1,683,270
		3,364,118
TOTAL MUNICIPAL BONDS (Cost $1,704,837,606)		1,746,766,836
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $3,800,000)	3,800,000	3,895,494
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $1,708,637,606)		1,750,662,330
NET OTHER ASSETS - 4.1%		75,039,571
NET ASSETS - 100%		$ 1,825,701,901
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,121,340 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 360,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	20,000
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(380,000)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	35.8%
Health Care	18.9%
Water & Sewer	8.9%
Electric Utilities	7.5%
Special Tax	7.4%
Transportation	6.7%
Others* (individually less than 5%)	14.8%
100.0%
* Includes net other assets
Income Tax Information
At January 31, 2010, the fund had a capital loss carryforward of approximately $8,734,130 of which $5,668,126 and $3,066,004 will expire on January 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,708,637,606)		$ 1,750,662,330
Cash		67,168,551
Receivable for investments sold		841,460
Receivable for fund shares sold		2,031,781
Interest receivable		21,208,242
Prepaid expenses		4,591
Receivable from investment adviser for expense reductions		309,235
Other receivables		8,107
Total assets		1,842,234,297

Liabilities
Payable for investments purchased Regular delivery	$ 2,291,631
Delayed delivery	10,138,307
Payable for fund shares redeemed	1,247,111
Distributions payable	1,971,142
Accrued management fee	551,774
Other affiliated payables	258,159
Other payables and accrued expenses	74,272
Total liabilities		16,532,396

Net Assets		$ 1,825,701,901
Net Assets consist of:
Paid in capital		$ 1,792,700,977
Undistributed net investment income		53,947
Accumulated undistributed net realized gain (loss) on investments		(9,077,747)
Net unrealized appreciation (depreciation) on investments		42,024,724
Net Assets, for 169,687,786 shares outstanding		$ 1,825,701,901
Net Asset Value, offering price and redemption price per share ($1,825,701,901 ÷ 169,687,786 shares)		$ 10.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2010
Investment Income
Interest		$ 70,311,851

Expenses
Management fee	$ 5,801,747
Transfer agent fees	1,099,950
Accounting fees and expenses	297,674
Custodian fees and expenses	22,480
Independent trustees' compensation	5,151
Registration fees	180,794
Audit	46,558
Legal	5,257
Miscellaneous	32,531
Total expenses before reductions	7,492,142
Expense reductions	(3,600,013)	3,892,129
Net investment income		66,419,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,965,264)
Change in net unrealized appreciation (depreciation) on investment securities		83,796,712
Net gain (loss)		80,831,448
Net increase (decrease) in net assets resulting from operations		$ 147,251,170

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2010	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,419,722	$ 46,534,579
Net realized gain (loss)	(2,965,264)	(6,100,688)
Change in net unrealized appreciation (depreciation)	83,796,712	(55,011,991)
Net increase (decrease) in net assets resulting from operations	147,251,170	(14,578,100)
Distributions to shareholders from net investment income	(66,367,011)	(46,526,438)
Distributions to shareholders from net realized gain	-	(268,995)
Total distributions	(66,367,011)	(46,795,433)
Share transactions Proceeds from sales of shares	1,169,607,181	1,123,464,861
Reinvestment of distributions	45,472,186	28,038,127
Cost of shares redeemed	(700,333,652)	(757,981,859)
Net increase (decrease) in net assets resulting from share transactions	514,745,715	393,521,129
Redemption fees	243,031	105,206
Total increase (decrease) in net assets	595,872,905	332,252,802

Net Assets
Beginning of period	1,229,828,996	897,576,194
End of period (including undistributed net investment income of $53,947 and undistributed net investment income of $1,874, respectively)	$ 1,825,701,901	$ 1,229,828,996
Other Information Shares
Sold	110,992,140	109,819,860
Issued in reinvestment of distributions	4,300,898	2,742,057
Redeemed	(66,165,189)	(75,296,049)
Net increase (decrease)	49,127,849	37,265,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.78	$ 10.72	$ 10.73	$ 10.89
Income from Investment Operations
Net investment income B	.444	.436	.422	.425	.423
Net realized and unrealized gain (loss)	.558	(.578)	.076	.021	(.122)
Total from investment operations	1.002	(.142)	.498	.446	.301
Distributions from net investment income	(.444)	(.436)	(.424)	(.426)	(.424)
Distributions from net realized gain	-	(.003)	(.014)	(.030)	(.037)
Total distributions	(.444)	(.439)	(.438)	(.456)	(.461)
Redemption fees added to paid in capital B	.002	.001	- F	- F	- F
Net asset value, end of period	$ 10.76	$ 10.20	$ 10.78	$ 10.72	$ 10.73
Total Return A	10.02%	(1.25)%	4.76%	4.25%	2.83%
Ratios to Average Net Assets C,E
Expenses before reductions	.47%	.47%	.48%	.50%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.22%	.18%	.17%	.17%
Net investment income	4.21%	4.24%	3.96%	3.98%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,825,702	$ 1,229,829	$ 897,576	$ 530,707	$ 379,918
Portfolio turnover rate D	14%	20%	12%	13%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2010

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of January 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,631,117
Gross unrealized depreciation	(15,551,580)
Net unrealized appreciation (depreciation)	$ 42,079,537

Tax Cost	$ 1,708,582,793

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (8,734,130)
Net unrealized appreciation (depreciation)	$ 42,079,537

The tax character of distributions paid was as follows:

	January 31, 2010	January 31, 2009
Tax-exempt Income	$ 66,367,011	$ 46,526,438
Long-term Capital Gains	-	268,995
Total	$ 66,367,011	$ 46,795,433

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $715,115,682 and $203,190,604, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,861 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,537,426.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $22,459, $40,081 and $47, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Tax-Free Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of January 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Bond Fund as of January 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-
present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-
present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SFB-UANN-0310
1.789257.107

Item 2. Code of Ethics

As of the end of the period, January 31, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$33,000	$-	$4,500	$-

January 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$37,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2010A	January 31, 2009A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2010 A	January 31, 2009 A
Deloitte Entities	$1,180,000	$1,475,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2010